Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Schedule of assumptions used for the fair value calculations

Below are the assumptions used for the fair value calculations of the 2019 Warrants as of:

	December 31,	December 8,
	2019	2020
Standard deviation	110.00%	95.00%
Annual risk-free interest rate	1.66%	0.25%
Required return on equity	19.90%	19.30%
Expected life in years	4.50	3.55
Annual turnover rate	0.00%	0.00%
Period risk-free rate	0.08%	0.08%

Below are the assumptions used for the fair value calculations of the 2020 Warrants as of:

	February 21,	March 3,	December 8,
	2020	2020	2020
Standard deviation	110.00%	110.00%	95.00%
Annual risk-free interest rate	1.3%	0.77%	0.31-0.32%
Required return on equity	19.90%	19.90%	19.30%
Expected life in years	5.00	5.00	4.21-4.24
Annual turnover rate	0.00%	0.00%	0.00%
Period risk-free rate	0.08%	0.08%	0.08%

Schedule of financial liabilities measured at fair value on a recurring basis

The Company had no financial assets that require fair value measurement on a recurring basis. The Company’s financial liabilities measured at fair value on a recurring basis, consisted of the following instruments as of the following dates:

	December 8,	December 31,
	2020	2019
		As Restated
Warrants	$3,199,553	$1,014,868
Total	$3,199,553	$1,014,868

Schedule of fair value measurements using significant unobservable inputs (Level 3)

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of liabilities
related to warrants
Balance at December 31, 2018 – As Restated	$—

Issuance of 2019 Warrants	1,213,816

Change in fair value of liabilities related to warrants – As Restated	(198,948)

Balance at December 31, 2019 – As Restated	$1,014,868

Issuance of 2020 Paulson Warrants	2,749,369

Reclassification of warrant liability to shareholders’ equity upon exercise of 12,500 warrant ADSs	(7,874)

Change in fair value of liabilities related to warrants	(556,810)

Balance at December 8, 2020	3,199,553

Reclassification to Additional-Paid-In Capital (in) Shareholders’ Equity	(3,199,553)

Balance at December 31, 2020	$—